UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.00%, 1/01/24	$3,450	$3,470,113
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,875	2,274,094

		5,744,207
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,630,834
Arizona — 0.6%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	1,040,032
California — 14.0%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 8/01/20 (a)	2,000	1,892,300
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,262,148
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,896,262
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	445	534,396
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	80	94,345
5.25%, 8/15/49	195	228,429
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	730	821,732
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 7/01/39	1,090	1,214,478
Loma Linda University Medical Center, 5.00%, 12/01/41 (b)	275	316,236
Loma Linda University Medical Center, 5.00%, 12/01/46 (b)	335	383,712

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 8/15/51	$1,195	$1,296,539
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	400	448,104
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	185	233,685
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 7/01/29 (a)	2,525	1,799,189
San Marino Unified School District, GO, Series A (NPFGC), 0.00%, 7/01/19 (a)	2,070	2,005,271
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,265	1,492,814
6.50%, 4/01/33	7,325	8,455,687
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	487,879
Sub-Series I-1, 6.38%, 11/01/34	600	706,950
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,045	1,061,730

		26,631,886
Colorado — 1.7%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,150,245
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/40	400	446,860
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	585,347

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Colorado (continued)
University of Colorado, RB, Series A, 5.38%, 6/01/19 (c)	$920	$1,041,422

		3,223,874
Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	641,917
Delaware Transportation Authority, RB, 5.00%, 6/01/55	605	713,228
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,050	2,247,948

		3,603,093
District of Columbia — 3.6%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.00%, 10/01/39	255	283,907
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,117,380
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (a)	10,170	5,482,545

		6,883,832
Florida — 3.9%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	1,725	1,944,938
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (c)	545	599,042
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	700	824,173
County of Miami-Dade Florida, RB, CAB, Series A (NPFGC), 0.00%, 10/01/37 (a)	695	232,637
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	1,525	1,996,149
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	450	431,987

Municipal Bonds	Par (000)	Value
Florida (continued)
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	$1,190	$1,342,153

		7,371,079
Georgia — 0.9%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	270	334,762
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	473,760
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	740	826,062

		1,634,584
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	680	775,798
Idaho — 1.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,004,820
Illinois — 17.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,500	2,930,700
Series C, 6.50%, 1/01/41	2,935	3,571,836
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	915	931,479
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	2,290	2,385,539
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	598	600,870
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	588,682
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,645	4,066,617

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$410	$477,933
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	800	915,016
Presence Health Network, Series C, 5.00%, 2/15/36 (d)	110	125,429
Presence Health Network, Series C, 4.00%, 2/15/41 (d)	745	746,900
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	1,355	1,615,350
Senior, Series C, 5.00%, 1/01/37	1,450	1,727,385
Series A, 5.00%, 1/01/38	1,165	1,350,270
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (a)	9,555	2,804,201
Series B (AGM), 5.00%, 6/15/50	2,230	2,420,999
Series B-2, 5.00%, 6/15/50	1,260	1,332,614
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	230	270,929
6.00%, 6/01/28	500	599,580
State of Illinois, GO:
5.00%, 2/01/39	810	874,606
Series A, 5.00%, 4/01/38	1,920	2,058,067
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	349,266
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	425	490,403
5.00%, 4/01/44	520	597,698

		33,832,369
Indiana — 4.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	415	513,799
7.00%, 1/01/44	1,000	1,251,580

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$1,660	$1,976,861
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	225	252,934
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	740	826,972
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	210	237,231
Sisters of St. Francis Health Services, 5.25%, 11/01/39	420	472,420
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,879,103
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (c)	565	637,229
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	640	758,381

		8,806,510
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	450	467,433
5.25%, 12/01/25	230	248,115
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	710	756,292
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,270	1,273,302

		2,745,142
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,105	1,272,717

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	$520	$597,033
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (e)	635	566,134

		1,163,167
Louisiana — 3.3%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (c)	420	467,863
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	2,500	2,675,650
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	342,184
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	510	583,578
5.25%, 5/15/31	435	493,368
5.25%, 5/15/32	555	639,582
5.25%, 5/15/33	600	686,556
5.25%, 5/15/35	255	293,314

		6,182,095
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	165,795
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	246,523
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	390	387,528

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	$1,095	$1,298,659

		1,932,710
Massachusetts — 2.7%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	1,505	1,499,898
Massachusetts Development Finance Agency, Refunding RB: Boston University, Series P, 5.45%, 5/15/59	845	1,089,627
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,155	1,176,414
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	360	401,094
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	950	1,003,723

		5,170,756
Michigan — 2.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,235	2,562,070
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	783,757
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	455	512,708
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/39	1,520	1,735,293

		5,593,828
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/18 (c)	1,540	1,754,245

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	$125	$146,828
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	130	148,622

		295,450
New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,755,950
New Jersey — 5.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	565,404
5.25%, 11/01/44	790	839,383
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	560	585,782
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	1,040	1,172,725
5.25%, 9/15/29	990	1,108,533
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,125	1,347,266
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,355	1,609,672
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	645	715,305
Transportation System, Series A, 5.50%, 6/15/41	1,025	1,142,896
Transportation System, Series B, 5.25%, 6/15/36	1,235	1,366,083

		10,453,049
New York — 7.7%
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	740	874,658

Municipal Bonds	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	$1,000	$1,058,570
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	1,355	1,330,203
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	271	315,358
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,020	1,020,051
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	1,050	1,170,981
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,549,009
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	1,270	1,442,695
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	615	699,452
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	1,495	1,714,227
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	175	196,830
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	440	512,697
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	766,798
6.00%, 12/01/42	630	741,100

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$1,200	$1,199,892

		14,592,521
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (c)	705	790,834
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	305	352,848

		1,143,682
Ohio — 0.5%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	350	398,748
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	420	474,747

		873,495
Pennsylvania — 2.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	335	376,004
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	2,068,211
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	440	517,070
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	800	900,376
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	585	695,419

		4,557,080

Municipal Bonds	Par (000)	Value
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	$1,375	$1,470,067
5.00%, 6/01/50	1,895	2,030,455

		3,500,522
South Carolina — 3.7%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	1,650	1,873,014
AMT, 5.25%, 7/01/55	670	782,480
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,456,486
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,977,058

		7,089,038
Tennessee — 0.9%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	720	826,661
County of Hardeman Tennessee Correctional Facilities Corp., RB, Series B, 7.38%, 8/01/17	435	436,188
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	360	432,338

		1,695,187
Texas — 5.3%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (c)	1,070	1,317,619
Sub-Lien, 5.00%, 1/01/33	180	205,168
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	310	361,243
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	320	371,261
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	535	582,492

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	$240	$286,910
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	1,380	1,590,174
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (a):
0.00%, 9/15/40	2,525	960,662
0.00%, 9/15/41	1,395	503,721
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (c)	320	373,526
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	145	165,567
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (a)	1,015	464,606
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	1,165	1,380,513
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,542,086

		10,105,548
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, Development & Mental Health, 6.50%, 6/15/32	80	81,064
Virginia — 2.6%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	2,500	2,587,050
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	400	459,008

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT (continued):
6.00%, 1/01/37	$1,640	$1,959,095

		5,005,153
Washington — 2.4%
Grant County Public Utility District No 2, Refunding RB, Series A:
5.00%, 1/01/41	985	1,192,402
5.00%, 1/01/43	1,125	1,359,776
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	390	458,184
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,195	1,445,364

		4,455,726
Wisconsin — 3.4%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,112,827
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,397,588
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	945	1,032,223

		6,542,638
Total Municipal Bonds — 106.0%		201,309,476

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
California — 7.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	1,640	1,857,764
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (g)	1,335	1,463,961

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
California (continued)
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	$4,770	$5,396,778
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,967	3,381,641
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	1,170	1,223,446
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	629,167

		13,952,757
Colorado — 3.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (c):
Series C-3, 5.10%, 4/29/18	1,870	2,017,749
Series C-7, 5.00%, 5/01/18	1,200	1,293,012
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,080	1,211,112
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	2,152,878

		6,674,751
Connecticut — 2.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,299	2,383,761
Series X-3, 4.85%, 7/01/37	2,362	2,451,283

		4,835,044
Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	3,265,796
Georgia — 0.9%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,795,094

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$3,211	$3,798,622
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(g)	1,020	1,150,442
New York — 10.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	917,568
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,299	3,641,615
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	810	957,656
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	6,501,035
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (g)	3,250	3,932,190
New York Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,340	2,888,830
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,350	1,677,429

		20,516,323
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,607,074

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, Refunding RB (continued):
Wake Forest University, 5.00%, 1/01/19 (c)	$800	$884,312

		2,491,386
Ohio — 4.1%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	6,974	7,742,571
Texas — 5.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,260	1,492,042
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A:
5.00%, 8/15/19 (c)	1,905	2,121,985
5.00%, 8/15/38 (g)	1,457	1,623,135
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	2,008,190
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,801	2,152,253

		9,397,605
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,395	1,534,531
Virginia — 2.5%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	2,729	2,946,147

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$1,553	$1,757,070

		4,703,217
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (c)	1,365	1,440,355
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (g)	2,859	3,116,007
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.5%		86,414,501
Total Long-Term Investments (Cost — $253,006,898) — 151.5%		287,723,977

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.26% (h)(i)	3,817,596	3,817,596
Total Short-Term Securities (Cost — $3,817,596) — 2.0%		3,817,596
Total Investments (Cost — $256,824,494*) — 153.5%		291,541,573
Other Assets Less Liabilities — 0.7%		1,331,304
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.2)%		(47,903,393)
VMTP Shares, at Liquidation Value — (29.0)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$189,969,484

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$209,106,088

Gross unrealized appreciation	$34,756,303
Gross unrealized depreciation	(179,138)

Net unrealized appreciation	$34,577,165

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to February 15, 2031, is $8,457,552.

(h)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	866,768	2,950,828	3,817,596	$3,817,596	$1,280

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(20)	5-Year U.S. Treasury Note	September 2016	$2,440,313	$(4,281)
(21)	10-Year U.S. Treasury Note	September 2016	$2,793,984	(688)
(12)	Long U.S. Treasury Bond	September 2016	$2,093,250	(47,907)
(5)	Ultra U.S. Treasury Bond	September 2016	$ 952,656	(20,626)
Total				$(73,502)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$287,723,977	—	$287,723,977
Short-Term Securities	$3,817,596	—	—	3,817,596

Total	$3,817,596	$287,723,977	—	$291,541,573

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(73,502)	—	—	$(73,502)
[1] See above Schedule of Investments for values in each state.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016	11

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$505	—	—	$505
Cash pledged for futures contracts	115,220	—	—	115,220
Liabilities:
TOB Trust Certificates	—	$(47,858,320)	—	(47,858,320)
VMTP Shares	—	(55,000,000)	—	(55,000,000)

Total	$115,725	$(102,858,320)	—	$(102,742,595)

During the period ended July 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	September 21, 2016